- SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
- SUBSEQUENT EVENTS [Abstract]
- SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

On July 15, 2015, the Company sold all of its interest in NRG and the Black Rock Canyon Mine for the following consideration: $300,000, which was all used to satisfy some of the immediate accounts payable of NRG; $100,000 due to the Company on July 15, 2016; and a royalty of 4% on all NRG gold sales up to a maximum total royalty payments of $720,000. The royalty payments can be bought out by the purchaser for $500,000 any time prior to July 15, 2016. All of the payments are subject to a 10% finder's fee which has not yet been paid.

On August 26, 2015, the Company let lapse all of its mining rights to the Butcher Boy claims that it leased under a lease agreement held through Fernley Gold. These claims reverted to the claim holders, and the Company will write off the value of the leased interests in its financial statements.

On August 31, 2015, the Company acquired the Graysill Mining claims for no consideration, but assumed the annual claims registration fees. These claims had been previously owned by its subsidiary company, Pacific Metals Corp.

The Company evaluated subsequent events through the date the consolidated financial statements were issued.